UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET

VARIABLE MONEY MARKET PORTFOLIO

FORM N-Q

JANUARY 31, 2010

Legg Mason Western Asset Variable Money Market Portfolio

Schedule of Investments (unaudited)	January 31, 2010

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 100.5%
Bank Notes - 3.9%
	Bank of America N.A.:
$5,000,000	0.250% due 3/18/10 (a)	$5,000,000
5,000,000	0.420% due 3/25/10 (a)	5,000,000
10,000,000	Chase Bank USA, 0.190% due 2/4/10	10,000,000

	Total Bank Notes	20,000,000

Certificates of Deposit - 31.3%
5,000,000	ABN Amro Bank NV, 0.410% due 7/7/10	5,000,000
3,000,000	Banco Bilbao Vizcaya, 0.305% due 6/4/10	3,000,051
	Bank of Montreal:
5,000,000	0.200% due 3/10/10	5,000,000
3,000,000	0.200% due 3/15/10	3,000,000
4,000,000	0.180% due 3/26/10	4,000,000
2,000,000	Bank of Nova Scotia, 0.900% due 6/4/10	2,000,000
	Bank of Tokyo Mitsubishi:
5,000,000	0.500% due 2/18/10	5,000,000
2,000,000	0.200% due 2/26/10	2,000,000
5,000,000	0.220% due 3/24/10	5,000,000
5,000,000	Barclays Bank PLC, 0.540% due 3/16/10	5,000,000
	BNP Paribas NY Branch:
5,000,000	0.420% due 2/16/10	5,000,000
3,000,000	0.240% due 5/13/10	3,000,000
5,000,000	0.360% due 5/20/10	5,000,000
	Canadian Imperial Bank:
10,000,000	0.240% due 3/8/10	10,000,000
3,000,000	0.170% due 4/5/10	2,999,948
7,000,000	Citibank N.A., 0.180% due 2/22/10	7,000,000
	Commerzbank AG:
5,000,000	0.260% due 2/2/10	5,000,000
3,000,000	0.220% due 2/10/10	2,999,996
3,000,000	0.260% due 2/22/10	3,000,000
	Deutsche Bank AG NY:
10,000,000	0.190% due 4/7/10	10,000,000
2,500,000	0.280% due 7/26/10	2,500,000
	National Bank of Canada:
5,000,000	0.340% due 4/22/10	5,000,000
5,000,000	0.310% due 5/4/10	5,000,000
3,000,000	Nordea Bank Finland PLC, 1.070% due 5/21/10	3,000,000
	Rabobank Nederland NY:
7,000,000	0.300% due 6/10/10	7,000,000
5,000,000	0.270% due 7/15/10	5,000,000
	Royal Bank of Canada:
5,000,000	0.300% due 3/22/10	5,000,000
3,000,000	0.250% due 7/21/10	3,000,000
5,000,000	Societe Generale NY, 0.500% due 2/1/10	5,000,000
5,000,000	State Street Bank & Trust Co., 0.210% due 2/16/10	5,000,000
10,000,000	Toronto Dominion Bank NY, 0.190% due 3/22/10	10,000,000
	Unicredito Italiano SpA:
5,000,000	0.330% due 3/9/10	5,000,000
3,000,000	0.260% due 4/21/10	3,000,000
3,000,000	Westpac Banking Corp., 0.250% due 5/24/10	2,999,813

	Total Certificates of Deposit	159,499,808

Certificates of Deposit (Euro) - 3.3%
	Credit Agricole SA:

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Certificates of Deposit (Euro) - 3.3% (continued)
$5,000,000	0.850% due 3/12/10	$5,000,000
2,000,000	0.310% due 7/13/10	2,000,000
	ING Bank:
5,000,000	0.540% due 5/10/10	5,000,068
5,000,000	0.360% due 7/26/10	5,000,121

	Total Certificates of Deposit (Euro)	17,000,189

Commercial Paper - 43.0%
	ANZ National International Ltd.:
5,000,000	0.421% due 2/22/10 (a)(b)	4,998,775
5,000,000	0.451% due 3/8/10 (a)(b)	4,997,813
	Banco Bilbao Vicaya:
5,000,000	0.341% due 4/14/10 (a)(b)	4,996,600
5,000,000	0.321% due 4/27/10 (a)(b)	4,996,222
	Bank of Nova Scotia:
5,000,000	0.180% due 2/19/10 (b)	4,999,550
3,175,000	0.300% due 6/11/10 (b)	3,171,561
3,000,000	0.280% due 7/12/10 (b)	2,996,243
	BNZ International Funding Ltd.:
10,000,000	0.421% due 3/1/10 (a)(b)	9,996,734
5,000,000	0.321% - 0.326% due 5/14/10 (a)(b)	4,995,424
	Caisse D’amortissement:
5,000,000	0.170% due 3/3/10 (b)	4,999,292
5,000,000	0.190% due 3/29/10 (b)	4,998,522
	CBA (Delaware) Finance Inc.:
10,000,000	0.195% due 3/3/10 (b)	9,998,375
4,000,000	0.200% due 3/10/10 (b)	3,999,178
11,943,000	ConocoPhillips, 0.090% due 2/1/10 (a)(b)	11,943,000
	Danske Corp.:
3,000,000	0.200% due 3/1/10 (b)	2,999,533
9,000,000	0.205% due 4/6/10 (a)(b)	8,996,720
	Dexia Delaware:
3,000,000	0.210% due 2/2/10 (b)	2,999,983
2,000,000	0.280% due 2/16/10 (b)	1,999,767
7,000,000	0.350% due 2/18/10 (b)	6,998,843
3,000,000	0.360% due 3/1/10 (b)	2,999,160
5,000,000	DnB NOR Bank ASA, 0.300% due 6/11/10 (a)(b)	4,994,583
5,000,000	Eni Finance USA Inc., 0.200% due 2/11/10 (a)(b)	4,999,722
2,900,000	Export Development Corp., 0.150% due 2/22/10 (b)	2,899,746
	General Electric Co.:
3,250,000	0.180% due 3/25/10 (b)	3,249,155
5,000,000	0.290% due 7/12/10 (b)	4,993,515
5,000,000	HSBC Americas Inc., 0.371% due 6/14/10 (b)	4,993,165
3,000,000	Intesa Funding LLC, 0.200% due 2/1/10 (b)	3,000,000
5,000,000	Natexis Banques Populaires U.S., 0.381% due 7/23/10 (b)	4,990,922
15,000,000	Nestle Capital Corp., 0.110% due 2/1/10 (a)(b)	15,000,000
2,150,000	Nordea North America Inc., 0.200% due 3/23/10 (b)	2,149,403
1,638,000	Rabobank USA Finance Corp., 0.110% due 2/1/10 (b)	1,638,000
5,000,000	Societe De Prise, 0.250% due 5/27/10 (a)(b)	4,996,007
	Societe Generale N.A.:
2,000,000	0.140% due 2/1/10 (b)	2,000,000
4,000,000	0.230% due 3/5/10 (b)	3,999,182
5,000,000	0.240% due 4/1/10 (b)	4,998,033
	State Street Corp.:
2,000,000	0.190% due 4/8/10 (b)	1,999,303
5,000,000	0.180% due 4/14/10 (b)	4,998,200

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Commercial Paper - 43.0% (continued)
$3,000,000	Sumitomo Mitsui Banking Corp., 0.200% due 3/1/10 (a)(b)	$2,999,533
	Svenska Handelsbanken Inc.:
5,000,000	0.240% due 2/26/10 (b)	4,999,167
3,500,000	0.240% due 3/4/10 (b)	3,499,277
	Swedish Export Credit:
10,000,000	0.341% due 3/29/10 (b)	9,994,711
3,000,000	0.250% due 6/16/10 (b)	2,997,188
10,000,000	Toyota Motor Credit, 0.200% due 4/21/10 (b)	9,995,611

	Total Commercial Paper	219,465,718

Supranationals/Sovereigns - 2.0%
10,000,000	International Bank for Reconstruction & Development, Discount Notes, 0.180% due 2/24/10 (b)	9,998,850

Time Deposits - 9.8%
9,000,000	Calyon Grand Cayman, 0.130% due 2/1/10	9,000,000
6,000,000	Citibank Nassau, 0.130% due 2/1/10	6,000,000
5,000,000	Commerzbank Grand Cayman, 0.130% due 2/1/10	5,000,000
4,000,000	Danske Bank London, 0.160% due 2/1/10	4,000,000
10,000,000	DnB NOR Bank ASA, 0.130% due 2/1/10	10,000,000
6,000,000	National Bank of Canada, 0.130% due 2/1/10	6,000,000
10,000,000	Natixis Grand Cayman, 0.130% due 2/1/10	10,000,000

	Total Time Deposits	50,000,000

U.S. Government Agencies - 6.2%
5,000,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.130% due 4/30/10 (b)	4,998,411
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
3,100,000	0.160% due 4/12/10 (b)	3,099,036
5,000,000	0.180% due 5/11/10 (b)	4,997,525
15,000,000	0.155% due 6/24/10 (b)	14,990,764
3,800,000	Federal National Mortgage Association (FNMA) Discount Notes, 0.130% due 3/10/10 (b)	3,799,492

	Total U.S. Government Agencies	31,885,228

U.S. Treasury Bill - 1.0%
5,000,000	U.S. Treasury Bills, 0.543% due 6/10/10 (b)	4,990,325

	TOTAL INVESTMENTS - 100.5% (Cost - $512,840,118#)	512,840,118
	Liabilities in Excess of Other Assets - (0.5)%	(2,672,465)

	TOTAL NET ASSETS - 100.0%	$510,167,653

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable Money Market Portfolio (the “Portfolio”) is a separate investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$512,840,118	—	$512,840,118

†	See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 23, 2010